T. ROWE PRICE Retirement 2040 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 8.1%
T. Rowe Price Funds:
New Income Fund  571,225 16,144 117,270 48,171,277 447,511
U.S. Treasury Long-Term Index
Fund  178,422 33,730 28,221 16,932,131 186,761
International Bond Fund (USD
Hedged)  192,122 5,758 31,296 16,370,652 158,304
Limited Duration Inflation
Focused Bond Fund  173,931 148,681 176,634 26,775,586 141,107
Dynamic Global Bond Fund  140,282 5,236 25,172 11,767,011 113,199
High Yield Fund  77,717 13,776 11,431 11,997,265 76,423
Emerging Markets Bond Fund  64,961 1,985 35,263 2,843,787 27,898
Total Bond Mutual Funds (Cost $1,182,566) 1,151,203
EQUITY MUTUAL FUNDS 90.3%
T. Rowe Price Funds:
Value Fund  3,197,840 335,010 372,249 61,462,677 2,767,664
Growth Stock Fund (3) 2,784,970 278,190 294,738 24,264,957 2,182,875
Equity Index 500 Fund  1,480,656 184,445 258,482 11,815,930 1,361,550
International Value Equity Fund  1,218,989 100,787 120,511 72,659,086 1,099,332
Overseas Stock Fund  1,167,407 52,537 112,872 79,574,900 998,665
International Stock Fund  1,105,707 92,049 92,211 47,719,912 883,296
Mid-Cap Value Fund  644,554 51,656 86,357 16,238,779 551,144
Mid-Cap Growth Fund (3) 581,398 73,653 51,328 4,816,999 497,259
Emerging Markets Stock Fund  613,579 40,531 72,916 9,529,580 401,862
Emerging Markets Discovery
Stock Fund  231,947 225,879 16,053 27,187,427 383,343
Real Assets Fund  409,025 15,491 44,234 25,246,046 377,428
Small-Cap Stock Fund  424,612 30,581 34,727 5,647,686 353,489
Small-Cap Value Fund  392,751 27,614 36,626 5,921,687 341,385
New Horizons Fund (3) 331,157 49,590 45,178 3,817,661 243,605
U.S. Large-Cap Core Fund  221,527 54,735 25,869 7,087,716 233,186
U.S. Equity Research Fund  – 209,389 2,328 4,764,159 198,379
Total Equity Mutual Funds (Cost $8,385,615) 12,874,462
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,149 304,364 304,516 20,574 2,047
Total Other Mutual Funds (Cost $1,999) 2,047

T. ROWE PRICE Retirement 2040 Fund

$ Value
5/31/21
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.6%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (4) 230,524 861,134 857,342 234,316,158 234,316
Total Short-Term Investments (Cost $234,316) 234,316
Total Investments in Securities 100.0%
(Cost $9,804,496) $ 14,262,028
Other Assets Less Liabilities (0.0)% (2,813)
Net Assets 100.0% $ 14,259,215
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $380 and $42,491, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement 2040 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 579 MSCI EAFE Index contracts 3/22 62,526 $ (2,985)
Short, 652 Russell 2000 E-Mini Index contracts 3/22 (66,650) 5,040
Net payments (receipts) of variation margin to date (3,444)
Variation margin receivable (payable) on open futures contracts $ (1,389)

T. ROWE PRICE Retirement 2040 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 1,956 $ (7,147) $ 2,887
Emerging Markets Bond Fund  (1,397) (3,785) 1,784
Emerging Markets Discovery Stock Fund  10,477 (58,430) 7,193
Emerging Markets Stock Fund  70,461 (179,332) 8,877
Equity Index 500 Fund  106,041 (45,069) 15,831
Growth Stock Fund  495,418 (585,547) —
High Yield Fund  105 (3,639) 3,505
International Bond Fund (USD Hedged)  2,285 (8,280) 2,769
International Stock Fund  90,492 (222,249) 16,144
International Value Equity Fund  16,962 (99,933) 36,610
Limited Duration Inflation Focused Bond Fund  5,340 (4,871) 3,159
Mid-Cap Growth Fund  86,293 (106,464) —
Mid-Cap Value Fund  63,700 (58,709) 8,955
New Horizons Fund  64,415 (91,964) —
New Income Fund  7,882 (22,588) 7,490
Overseas Stock Fund  31,024 (108,407) 26,312
Real Assets Fund  7,296 (2,854) 10,107
Small-Cap Stock Fund  48,689 (66,977) 1,616
Small-Cap Value Fund  39,522 (42,354) 3,681
Transition Fund  1,484 50 64
U.S. Equity Research Fund  2,302 (8,682) 805
U.S. Large-Cap Core Fund  19,177 (17,207) 2,128
U.S. Treasury Long-Term Index Fund  (3,791) 2,830 2,829
Value Fund  427,319 (392,937) 39,623
U.S. Treasury Money Fund, 0.14% — — 165
Affiliates not held at period end (661) 576 320
Totals $ 1,592,791# $ (2,133,969) $ 202,854+
# Capital gain distributions from mutual funds represented $861,441 of the net realized gain
(loss).

T. ROWE PRICE Retirement 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
+ Investment income comprised $202,854 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2040 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2040 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F143-054Q3 02/22